Acquisitions (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Jul. 29, 2019	Jan. 07, 2019	Jan. 04, 2019	Mar. 31, 2019	May 31, 2021	May 31, 2020
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Number of share issued		87,500	37,500	250,000
Purchase price					$ 6,090,000
Revenue					1,246,000	$ 339,000
Net income (loss)					$ 824,000	675,000
The Simplicity Esports, LLC [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Number of share issued					375,000
Purchase price					$ 6,090,000
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Number of share issued	93,750
Purchase price					1,440,000
Revenue					306,000	523,000
Net income (loss)					$ 301,000	$ 124,000
PLAYLive Nation, Inc [Member] | Restricted Stock [Member]
Business Acquisition [Line Items]
Number of share issued					93,750
Purchase price					$ 1,440,000
Thirteen Gaming Centers [Member]
Business Acquisition [Line Items]
Number of share issued					64,714